Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	$ 113
Initial recognition at fair value upon dilution Equity investment	1,553
Additional investment	1,068
Currency translation	(4)
Revaluation	182
Closing balance	2,912	$ 113
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	4,416	3,616
Initial recognition at fair value upon deconsolidation	581
Exersice of warrants	(199)
Initial recognition of financial asset		98
Changes in fair value recognized through profit or loss	95	702
Exercise of conversion right )see note 4)	(3,727)
Closing balance	1,166	4,416
Investment in SAFO [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	113
Initial recognition at fair value upon dilution Equity investment
Revaluation	(9)
Closing balance	104	113
Elbit Imaging [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance
Initial recognition at fair value upon dilution Equity investment
Additional investment	1,068
Currency translation	(4)
Revaluation	48
Closing balance	1,112
Automax (Matomy) [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance
Initial recognition at fair value upon dilution Equity investment	1,553
Currency translation
Revaluation	143
Closing balance	1,696
Gix Media’s shares [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	2,438	2,637
Initial recognition at fair value upon deconsolidation
Exersice of warrants
Changes in fair value recognized through profit or loss	(328)	(199)
Exercise of conversion right )see note 4)	(2,110)
Closing balance		2,438
Gix warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	14	71
Initial recognition at fair value upon deconsolidation
Exersice of warrants
Changes in fair value recognized through profit or loss	23	(57)
Closing balance	37	14
Scoutcam Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance
Initial recognition at fair value upon deconsolidation	581
Exersice of warrants	(199)
Changes in fair value recognized through profit or loss	(30)
Closing balance	352
Maris investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance
Initial recognition at fair value upon deconsolidation
Exersice of warrants
Changes in fair value recognized through profit or loss	240
Exercise of conversion right )see note 4)
Closing balance	240
Conversion right [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	1,393	619
Initial recognition at fair value upon deconsolidation
Exersice of warrants
Changes in fair value recognized through profit or loss	224	774
Exercise of conversion right )see note 4)	(1,617)
Closing balance		1,393
Anti-dilution -Gix [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	473	289
Initial recognition at fair value upon deconsolidation
Exersice of warrants
Changes in fair value recognized through profit or loss	(40)	184
Closing balance	433	473
SAFO Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance	98
Initial recognition of financial asset		98
Changes in fair value recognized through profit or loss	6
Closing balance	104	98
Reverse Earn Out [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets roll forwards [Line Items]
Opening balance
Closing balance